Commitments and contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and contingencies
Tax provisions	$ 18,420	$ 35,899
Uncertain tax positions for which no provision has been made	12,880	12,685
Bank guarantees	561	1,092
Lease liability for short-term leases subject to exemption	686	1,107
November 2024
Commitments and contingencies
Commitments	12,500
November 2025
Commitments and contingencies
Commitments	13,000
Tax provisions
Commitments and contingencies
Tax provisions	15,288	$ 33,870
Withholding tax and VAT
Commitments and contingencies
Uncertain tax positions for which no provision has been made	$ 20,629